Victory Cornerstone Moderately Conservative Fund Investment Strategy - Victory Cornerstone Moderately Conservative Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in equity securities, bonds, money market instruments, and other instruments including derivatives. The Fund has a target asset class allocation of approximately 40% equity securities and 60% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund’s asset allocation is actively managed by adjusting the Fund’s investments among asset classes that the Fund’s manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive mutual funds and exchange-traded funds (“ETFs”), including affiliated mutual funds and ETFs (“underlying affiliated funds”), and futures. The implementation of the asset allocation may involve the extensive use of equity and fixed-income ETFs. The Fund may invest in securities issued by domestic or foreign companies. The Fund also may invest in investment-grade and below-investment- grade (“junk” or high-yield) fixed-income securities. The Fund’s investments also may include real estate investment trusts (“REITs”), investments that provide exposure to commodities (such as ETFs or natural resources companies), and derivatives, including futures and options. The Fund may use derivatives to reduce its volatility over time, to enhance returns, or to provide diversification.